Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Change in net unrealized gains (losses) on securities not impaired, tax expense (benefit)	$ (844)	$ (571)	$ 413
Change in unrealized gains (losses) on securities for which an allowance for credit losses has been recorded, tax expense (benefit)	$ (1)	$ 1	$ 1